Certain risks and concentration - Schedule of Financial Data for VIEs on Aggregated Basis Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 41,443	$ 52,232	$ 36,854
Accounts receivable, net	187,261	143,142
Prepaid media costs	36,709	34,528
Amount due from an equity investee	276	218
Other current assets	24,957	14,138
Property and equipment, net	1,931	1,113
Intangible assets	53,713	56,431
Right-of-use assets	3,834	3,421
Other long-term investments	12,114	8,651
Other non-current assets	1,663	567
Total assets	507,734	470,115
Liabilities
Accounts payable	66,587	43,140
Deferred revenue	22,802	28,199	$ 27,089
Lease liabilities	3,604
Bank borrowings (including bank borrowing of the consolidated VIE and its subsidiaries without recourse to the Company of US$457 and US$1,889 as of December 31, 2020 and 2021, respectively)	75,530	56,040
Income tax payable (including income tax payable of the consolidated VIE and its subsidiaries without recourse to the Company of US$483 and US$575 as of December 31, 2020 and 2021, respectively)	4,050	4,182
Accrued liabilities and other current liabilities	29,735	29,331
Deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company	13,378	14,156
Total liabilities	216,145	191,027
VIE
Assets
Cash and cash equivalents	2,681	2,113
Accounts receivable, net	3,586	1,720
Prepaid media costs	1,151	1,587
Amount due from an equity investee	5,879	6,643
Other current assets	1,266	1,012
Property and equipment, net	65	82
Intangible assets	140	336
Right-of-use assets	384	484
Other long-term investments	1,233
Other non-current assets		12
Total assets	16,385	13,989
Liabilities
Accounts payable	2,262	371
Deferred revenue	88	644
Lease liabilities	384	484
Bank borrowings (including bank borrowing of the consolidated VIE and its subsidiaries without recourse to the Company of US$457 and US$1,889 as of December 31, 2020 and 2021, respectively)	1,889	457
Income tax payable (including income tax payable of the consolidated VIE and its subsidiaries without recourse to the Company of US$483 and US$575 as of December 31, 2020 and 2021, respectively)	575	483
Amounts due to subsidiaries of the Group	2,120	1,878
Accrued liabilities and other current liabilities	1,444	1,519
Deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company	99	146
Total liabilities	$ 8,861	$ 5,982